BALANCE SHEETS (Parentheticals) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts payable and accrued expenses, related parties (in Dollars)	$ 10,990	$ 15,755	$ 12,716
Preferred stock, shares issued	1,070		1,471
Preferred stock, shares outstanding	1,005	1,070
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000	50,000,000
Common stock, shares issued	25,627,565	22,588,184	16,825,703
Common stock, shares outstanding	25,627,565	22,588,184	16,825,703
Series C Preferred Stock [Member]
Preferred stock, shares issued	1,070	1,070	1,471
Preferred stock, shares outstanding	1,070	1,070	1,471
Preferred stock, liquidation preference (in Dollars)	$ 1,005,000	$ 1,070,000	$ 1,471,000
Preferred stock, shares authorized	4,200	4,200	4,200
Series A Preferred Stock [Member]
Preferred stock, shares authorized	200	200	200
Series B Preferred Stock [Member]
Preferred stock, shares authorized	600	600	600